SIGNIFICANT ACCOUNTING POLICIES - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - BALANCE SHEET (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities [Abstract]
Policy reserves and deposit type-funds	$ 1,311.8	$ 1,028.8
Policy and contract claims	22.1	14.3
Total liabilities	3,482.4	3,448.1	$ 2,853.4
Equity:
Unassigned surplus (deficit)	(243.3)	(108.7)
Total capital and surplus	222.4	287.0	302.7	$ 336.4
Total Liabilities and Capital and Surplus	3,704.8	3,735.1
Previously Reported
Liabilities [Abstract]
Policy reserves and deposit type-funds		1,013.1
Total liabilities	$ 3,482.4	3,432.4	2,837.0
Equity:
Total capital and surplus		302.7	318.6	352.8
Total Liabilities and Capital and Surplus		3,735.1
Restatement Adjustment
Liabilities [Abstract]
Policy reserves and deposit type-funds		15.7
Total liabilities		15.7
Equity:
Total capital and surplus		(15.7)	$ (15.9)	$ (16.4)
Total Liabilities and Capital and Surplus		$ 0.0